ACQUISITIONS AND GOODWILL - Movement of goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of goodwill
Balance at the beginning of the year	¥ 2,596,393	¥ 1,905,840
Addition during the year	4,463,504	746,015
Measurement period adjustments	16,608	(55,462)
Balance at end of year	¥ 7,076,505	¥ 2,596,393